PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 77,263	$ 68,171
Less: Accumulated depreciation	51,526	47,566
Depreciated cost	25,737	20,605
Depreciation expenses	3,960	4,238	$ 4,051
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	15,762	14,863
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	57,922	49,667
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	313	410
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,895	1,811
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,371	$ 1,420